                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2001
                                                   ------------------


Check here if Amendment [ ]              Amendment Number :
                                                           --------

   This Amendment (Check only one):    [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                   Greenwich, CT               November 13, 2001
          ------------------------        -----------------------    -------------------
           (Signature)                    (City, State)                    (Date)
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Report Type ( Check only one):

   [X]    13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]    13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]    13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Mangager:                        NONE
Form 13F Information Table Entry Total:                     16
Form 13F Information Table Value Total:             $2,716,678
                                                (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE


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                           FORM 13F Information Table


     Page 1 of 1


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- ---------   --------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------  ----------  ---  ----  ----------  --------  ---------------------------
Autozone Inc.            Common      053332-10-2  721,174  13,906,166   SH          DEFINED              13,906,166
Autozone Inc.            Common      053332-10-2  870,145  16,778,734   SH           SOLE                16,778,734
AutoNation, Inc.         Common      05329W-10-2   69,134   7,865,075   SH          DEFINED               7,865,075
AutoNation, Inc.         Common      05329W-10-2  368,066  41,873,225   SH           SOLE                41,873,225
ANC Rental Corp          Common      001813-10-4      624   1,199,683   SH          DEFINED               1,199,683
ANC Rental Corp          Common      001813-10-4    2,835   5,452,090   SH           SOLE                 5,452,090
Deluxe Corp.             Common      248019-10-1   49,651   1,437,492   SH          DEFINED               1,437,492
Deluxe Corp.             Common      248019-10-1  258,926   7,496,408   SH           SOLE                 7,496,408
Footstar Inc.            Common      344912-10-0   18,105     523,265   SH          DEFINED                 523,265
Footstar Inc.            Common      344912-10-0  105,023   3,035,335   SH           SOLE                 3,035,335
GTech Holdings Corp.     Common      400518-10-6    4,604     133,284   SH          DEFINED                 133,284
GTech Holdings Corp.     Common      400518-10-6   24,752     716,616   SH           SOLE                   716,616
Office Depot Inc.        Common      676220-10-6   11,594     856,309   SH          DEFINED                 856,309
Office Depot Inc.        Common      676220-10-6   62,272   4,599,091   SH           SOLE                 4,599,091
Payless ShoeSource Inc.  Common      704379-10-6   25,272     461,171   SH          DEFINED                 461,171
Payless ShoeSource Inc.  Common      704379-10-6  124,502   2,271,929   SH           SOLE                 2,271,929





     (Confidential portion has been omitted and filed separately.)

     Grand Total                                2,716,678